Credit Quality of Financial Assets and the Credit Losses - Summary of Disclosure In Tabular Form Of Allowances For Credit Losses And Provision For Credit Losses (Detail) (Parenthetical) - JPY (¥)
¥ in Millions
		3 Months Ended		9 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
Allowance for credit loss on available for sale debt securities		¥ (159)	¥ 0	¥ (159)	¥ 0	¥ (153)
Provision (reversal) for credit losses of loans to affiliates	[1]	66	889	(12)	1,526
Allowance for credit loss on loans to affiliates		278		278		1,957
Investments in securities [Member]
Allowance for credit loss on available for sale debt securities		159		159		153
Other Liabilities [Member]
Allowance for credit losses on off balance sheet exposures		21,268		21,268		¥ 22,120
Equity in net income (loss) of affiliates [Member]
Provision (reversal) for credit losses of loans to affiliates		¥ 66	¥ 889	¥ (12)	¥ 1,526

[1]	The provision for credit losses on loans to affiliates were a provision of ¥1,526 million and a reversal of ¥78 million during the nine months ended December 31, 2021 and 2022, a provision of ¥889 million and a reversal of ¥16 million during the three months ended December 31, 2021 and 2022, respectively, and the amounts are recorded in “Equity in net income (loss) of affiliates” in the consolidated statements of income. The allowance for credit losses on loans to affiliates were ¥1,957 million and ¥2,183 million as of March 31, 2022 and December 31, 2022, respectively, and the amounts are recorded as a reduction in “Investments in affiliates” on the consolidated balance sheets.